Note 17 - Subsequent Events (Details) - USD ($)					4 Months Ended	12 Months Ended
	Mar. 19, 2019	Feb. 22, 2019	Feb. 16, 2019	Jan. 31, 2019	Apr. 15, 2019	Dec. 31, 2018
Note 17 - Subsequent Events (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights						All options vest 20% per year beginning on the first anniversary of their grant date.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)						1,620,000
Subsequent Event [Member]
Note 17 - Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)					4,710,000
Proceeds from Issuance or Sale of Equity					$ 158,835
Payments of Stock Issuance Costs					81,572
Proceeds from the Sale of Equity, Net					$ 77,263
Subsequent Event [Member] | Redemption of Redstart Series C Preferred Shares #2 [Member] | Convertible Debt [Member]
Note 17 - Subsequent Events (Details) [Line Items]
Conversion of Stock, Shares Converted (in Shares)				68,000
Payments for Repurchase of Redeemable Preferred Stock				$ 101,810.55
Subsequent Event [Member] | Redemption of Redstart Series C Preferred Shares #1 [Member]
Note 17 - Subsequent Events (Details) [Line Items]
Payments for Repurchase of Redeemable Preferred Stock		$ 51,145
Subsequent Event [Member] | Redemption of Redstart Series C Preferred Shares #1 [Member] | Convertible Debt [Member]
Note 17 - Subsequent Events (Details) [Line Items]
Conversion of Stock, Shares Converted (in Shares)		73,000
Payments for Repurchase of Redeemable Preferred Stock		$ 106,144.92
Subsequent Event [Member] | Power Up Lending Group, LTD #4 [Member] | Convertible Debt [Member]
Note 17 - Subsequent Events (Details) [Line Items]
Debt Instrument, Face Amount			$ 55,000.00
Original Issue Discount			10,000.00
Payments of Debt Issuance Costs			$ 3,000.00
Debt Conversion, Description			The Note is convertible into Company common stock beginning six months after the Effective Date with an effective discount rate of approximately 20%. The OID on this issue that is paid out of proceeds allows a lower purchase price if the Company purchases this liability.
Subsequent Event [Member] | Power Up Lending Group, LTD #6 [Mbt instrument.mber] | Convertible Debt [Member]
Note 17 - Subsequent Events (Details) [Line Items]
Debt Instrument, Face Amount	$ 55,000.00
Original Issue Discount	10,000.00
Payments of Debt Issuance Costs	$ 3,000.00
Debt Conversion, Description	The Note is convertible into Company common stock beginning six months after the Effective Date with an effective discount rate of approximately 35%.
Debt Instrument, Convertible, Terms of Conversion Feature	The Note is convertible into Company common stock beginning six months after the Effective Date with an effective discount rate of approximately 19%.